GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.5 Schedule 3

Exception Detail
Run Date - 07/01/2021 2:29:01 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Compliance	Compliance		Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information Provided			03/31/2021			A	1	XXXXXXXXXX	XX	P	1	C	B	A	A	C	A	B	B		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Compliance	Compliance		TRID- Fee Tolerance Violation		0% Tolerance exceeded by $3800 due to the decrease in lender credit. Please provide proof of refund, LOX and PCCD reflecting the full cure within 60 days of consummation	Information Provided		Reviewer 03/30/2021 12:59 PM; Escalated for review	03/31/2021			A	1	XXXXXXXXXX	XX	P	1	C	B	A	A	C	A	B	B		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Valuation	Appraisal		Appraised value cannot be supported.		Appraisal Appraised value cannot be supported. COMMENT Value not supported by second valuation. Appraised value, $XXXXX, ProTeck Review $850k with a -10.53% Variance.		Lender provided Clear Capital Drive-by BPO. ProTeck review is a public records pull and not a desk review.				04/15/2021	B	2	XXXXXXXXXX	XX	P	1	C	B	A	A	C	A	B	B		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Compliance	Compliance		TRID CD- Need proof CD was received 3 days prior to consummation		Need proof a CD was issued and received 3 days prior to closing on 2/24.				04/16/2021			A	1	XXXXXXXXXX	XX	P	1	C	A	C	A	C	A	A	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Compliance	Compliance		Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.						04/16/2021			A	1	XXXXXXXXXX	XX	P	1	C	A	C	A	C	A	A	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Compliance	Compliance		TRID CD- Need proof CD was received 3 days prior to consummation		Need proof a CD was issued and received 3 days prior to closing.				04/16/2021			A	1	XXXXXXXXXX	XX	P	1	C	A	C	A	C	A	A	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Compliance	Compliance		Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.						04/16/2021			A	1	XXXXXXXXXX	XX	P	1	C	A	C	A	C	A	A	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Credit	UW Credit		UW - Credit Other		Income docs missing, only paystubs provided, and two year history was not documented	Previous self-employment supported			04/16/2021			A	1	XXXXXXXXXX	XX	P	1	C	A	C	A	C	A	A	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Credit	UW Income/Employment		UW - Income Other		Satisfactory Ability to Repay disclosure missing	Information Provided.		Client 04/07/2021 07:33 AM; ATR Attestation is not required for E1 loan as it is a QM loan. Reviewer 04/07/2021 08:49 AM; condition cleared not required on QM Loans Reviewer 04/07/2021 08:49 AM; condition cleared not required on QM Loans	04/07/2021			A	1	XXXXXXXXXX	XX	P	1	A	A	A	A	A	A	A	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Credit	Hazard Insurance		property address is incorrect.		Please confirm legal address. The address on the closing package is listed as 'XXXXX' The Hazard insurance listed as 'XXXXX'	Information Provided			04/13/2021			A	1	XXXXXXXXXX	XX	P	3	C	A	C	A	A	A	C	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Valuation	UW Collateral		UW - Satisfactory 2nd Appraisal Report		Supply satisfactory Clear Capital CDA or Pro Teck ARR second evaluation	Information Provided		Reviewer 04/12/2021 11:49 AM; UCDP Score is 2.4	04/12/2021			A	1	XXXXXXXXXX	XX	P	3	C	A	C	A	A	A	C	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Credit	UW Income/Employment		UW - Income Calculation Incorrect		Supply satisfactory evidence of Retirement income of $10,650 monthly pension for XXXXXXX XXXXXXX	Information Provided			04/12/2021			A	1	XXXXXXXXXX	XX	P	3	C	A	C	A	A	A	C	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXX	XXXXX	XXXXXXXXXX	Compliance	Compliance		CD- Contact Information Missing or Incorrect		Please provide a PCCD showing contact address and RE broker CA license ID for both RE Brokers.				04/30/2021			A	1	XXXXXXXXXX	XX	P	1	B	A	A	A	B	A	A	A		QM: Safe Harbor	1